Stockholders' equity - Shareholders' Agreement (Details) - Valepar Agreement	Aug. 14, 2017
Shareholders Agreement
Percentage of shareholders that will be bind by a new shareholders' agreement post merger	20.00%
Valepar Agreement term (in months)	6 months